SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2.  SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

These consolidated financial statements ("Financial Statements") have been prepared in accordance with IFRS as issued by the International Accounting Standards Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC").

These Financial Statements are authorized for issue by the Board of Directors on March 31, 2020.

These Financial Statements have been prepared on the historical cost basis. In addition, these Financial Statements have been prepared using the accrual basis of accounting.

These Financial Statements are presented in Canadian dollars, which is the Company's functional currency.  The functional currency of Plymouth Rock USA is U.S.Dollars. The assets and liabilities of Plymouth Rock USA are translated into Canadian dollars at the rate of exchange prevailing at the reporting date and their income and expense items are translated at average exchange rates for the period. Exchange differences arising on the translation are recognized in other comprehensive income.

Significant accounting judgments, estimates and assumptions

The preparation of these Financial Statements in conformity with IFRS requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and reported amounts of income and expenses during the period. Actual results could differ from these estimates.

Significant estimates used in preparing the Financial Statements include, but are not limited to the following:

(i) Deferred taxes

The calculation of deferred tax is based on the ability of the Company to generate future taxable income, the estimation of which is subject to significant uncertainty as to the amount and timing. The calculatin of deferred tax is also based on assumptions, which are subject to uncertainty as to timing and which tax rates are expected to apply when temporary differences reverse. Deferred tax recorded is also subject to uncertainty regarding the magnitude on non-capital losses available for carry forward and of the balances in various tax pools as the corporate tax return have not been prepared as of the date of financial statement preparation.

(ii)  Share-based payments

The fair value of stock options and finders' warrants issued are subject to the limitations of the Black-Scholes option pricing model that incorporates market data and involves uncertainty in estimates used by management in the assumptions. Because the Black-Scholes option pricing model requires the input of highly subjective assumptions, including the expected lift, volatility of share prices, risk-free rate and dividend yield, changes in subjective input assumptions can materially affect the fair value estimate.

(iii) Fair values of identifiable assets acquired and liabilities assumed

The estimates of fair values of the identifiable assets acquired and liabilities assumed in a business combination require management to make estimates about the price that could be received to sell the assets acquired or discharge the liabilities assumed. Management uses an appropriate methodology (e.g. market, income or cost approach) to estimate the fair values of identifiable intangible assets acquired.

(iv) Impairment of non financial assets

Impairment exists when the carrying value of an asset or cash generating unit ("CGU") exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales transactions in an arm's length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model.

At November 30, 2019, the intangible assets acquired and the goodwill generated from the business acquisition determined to be impaired, therefore an impairment loss of $1,572,552 was charged for the 2019 year. Management was unable to project cash flows that can be generated from the CGUs, and consequently a full impairment loss has been recognized.

Significant judgments used in the preparation of these Financial Statements include, but are not limited to the following:

(i) Going concern

Management has applied judgements in the assessment of the Company's ability to continue as a going concern when preparing its Financial Statements for the year ended November 30, 2019. Management prepares the Financial Statements on a going concern basis unless management either intends to liquidate the entity or to cease trading or has no realistic alternative but to do so. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period.

(ii) Business combinations

Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require the Company to make certain judgments as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 - Business Combinations. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition disclosed in Note 13 met the criteria for accounting as a business combination.

(iii) Intangible assets

Intangible assets can be capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. To determine if the future economic benefit is probable depends on the successful commercialization of its technologies and that in turn depends on the management's judgement and knowledge. As at November 30, 2019, the development costs are not capitalized as management was unable to demonstrate the future economic benefits to be generated from the utilization of the associated expenditures.

Cash

Cash consists of amounts held in banks and cashable highly liquid investments with limited interest and credit risk.

Consolidation

The Financial Statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances, transactions and any unrealized gains and losses arising from intercompany transactions, have been eliminated. The Company's subsidiary is as follows:

Entity	Country of Incorporation	Effective Economic Interest
Plymouth Rock Technologies Inc. ("Plymouth Rock USA")	USA	100%

Plymouth Rock USA was incorporated under the General Corporation Law of the State of Delaware on March 22, 2018.

Intangible assets

Intangible assets that are reflected in the consolidated statements of financial position consist of assets acquired through business combinations. Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost). An intangible asset is regarded as having an indefinite useful life when, based on all relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows. Accordingly, the Company does not amortize these intangible assets, but reviews them for impairment, annually or more frequently if events or changes in circumstances indicate that the assets might be impaired.

Development costs for internally-generated intangible assets are capitalized when all of the following conditions are met:

  technical feasibility can be demonstrated;
  management has the intention to complete the intangible asset and use it;
  management can demonstrate the ability to use the intangible asset;
  it is probable that the intangible asset will generate future economic benefits;
  the Company can demonstrate the availability of adequate technical, financial and other resources to complete the development and to use the intangible asset; and
  costs attributable to the asset can be measured reliably.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditures are charged to the consolidated statements of loss and comprehensive loss in the period in which they are incurred.

Equipment

Recognition and measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing the items. The corresponding liability is recognized within provisions.

Equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and losses

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net within other income in profit or loss.

Depreciation

Half of the normal depreciation is taken in the year of acquisition for equipment with declining balance method.  The depreciation rates applicable to each category of property and equipment are as follows:

Computer equipment	55% declining balance
Furniture	20% declining balance

Business combinations

Business combinations are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of acquisition, of assets transferred, liabilities  incurred or assumed, and equity instruments issued by the Company. The acquiree's identifiable assets and liabilities assumed are recognized at their fair value at the acquisition date. Acquisition related costs are recognized in profit or loss as incurred. The excess of the consideration over the fair value of the net identifiable assets and liabilities acquired is recorded as goodwill. Any gain on a bargain purchase is recorded in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. Any goodwill that arises is tested annually for impairment.

Share capital

The Company records proceeds from the issuance of its common shares as equity. Proceeds received on the issuance of units, consisting of common shares and warrants are allocated between the common share and warrant component.  The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the most easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in the private placement was determined to be the more easily measurable component and were valued at their fair value, as determined by the closing quoted price on the issuance date. The remaining proceeds, if any, are allocated to the attached warrants.  Any fair value attributed to the warrants is recorded as warrant reserve. Management does not expect to record a value to the warrant in most equity issuances as unit private placements are commonly priced at market or at a permitted discount to market. If the warrants are issued as share issuance costs, the fair value of agent's warrants are measured using the Black-Scholes option pricing model and recognized in equity as a deduction from the proceeds.

If the warrants are exercised, the related amount is reclassified as share capital. If the warrants expire unexercised, the related amount remains in warrant reserve.

Incremental costs directly attributable to the issue of new common shares are shown in equity as a deduction, net of tax, from the proceeds.  Common shares issued for consideration other than cash are valued based on their market value at the date that shares are issued.

Share-based payment

The Company recognizes share-based payment expense for the estimated fair value of equity-based instruments granted to both employees and non-employees. Compensation expense is recognized when the options are granted with the same amount being recorded as contributed surplus. The expense is determined using an option pricing model that takes into account the exercise price, the term of the option, the current share price, the expected volatility of the underlying shares, the expected dividend yield, and the risk-free interest rate for the term of the option. If the options are exercised, contributed surplus will be reduced by the applicable amount. Share-based payment calculations have no effect in the Company's cash position.

Share purchase warrants

The Company bifurcates units consisting of common shares and share purchase warrants using the residual value approach whereby it first measures the common share component of the unit at fair value using market prices as input values and then allocates any residual amount to the warrant component of the unit. The residual value of the warrant component is credited to reserves. When warrants are exercised, the corresponding residual value is transferred from reserves to share capital. If the warrants are issued as share issuance costs, the fair value of agent's warrants are measured using the Black-Scholes option pricing model and recognized in equity as a deduction from the proceeds.

Earnings / loss per share

Basic earnings (loss) per share are calculated using the weighted average number of common shares outstanding during the period.  Diluted earnings (loss) per share are calculated using the treasury stock method.  This method assumes that common shares are issued for the exercise of options, warrants and convertible securities and that the assumed proceeds from the exercise of options, warrants and convertible securities are used to purchase common shares at the average market price during the period.  The difference between the number of shares assumed issued and the number of shares assumed purchased is then added to the basic weighted average number of shares outstanding to determine the fully diluted  number of common shares outstanding.  No exercise or conversion is assumed during the periods in which a net loss is incurred as the effect is anti-dilutive.

Financial instruments

Financial assets

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.

Subsequent to initial recognition, all financial assets are classified and subsequently measured at amortized cost. Interest income is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of cash, accounts receivable and due from related parties.

The Company reclassifies debt instruments only when its business model for managing those financial assets has changed. Reclassifications are applied prospectively from the reclassification date and any previously recognized gains, losses or interest are not restated.

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions.

The Company applies the simplified approach for accounts receivable that do not contain a significant financing component. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets' contractual lifetime.

Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss. Financial liabilities measured at amortized cost are comprised of accounts payable, due to related parties, and loan payable.

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Interest

Interest income and expense are recognized in profit or loss using the effective interest method.

The 'effective interest rate' is the rate that exactly discounts estimated future cash payments over the expected life of the financial instrument to the gross carrying amount of the financial asset or the amortized cost of the financial liability. The effective interest rate is calculated considering all contractual terms of the financial instruments, except for the expected credit losses of financial assets.

The 'amortized cost' of a financial asset or financial liability is the amount at which the instrument is measured on initial recognition minus principal repayments, plus or minus any cumulative amortization using the effective interest method of any difference between the initial amount and maturity amount and adjusted for any expected credit loss allowance. The 'gross carrying amount' of a financial asset is the amortized cost of a financial asset before adjusting for any expected credit losses.

Interest income and expense is calculated by applying the effective interest rate to the gross carrying amount of the financial asset (when the asset is not credit-impaired) or the amortized cost of the financial liability.

Where a financial asset has become credit-impaired subsequent to initial recognition, interest income is calculated in subsequent periods by applying the effective interest method to the amortized cost of the financial asset. If the asset subsequently ceases to be credit-impaired, calculation of interest income reverts to the gross basis.

Offsetting

Financial assets and financial liabilities are offset, with the net amount presented in the statement of financial position, when, and only when, the Company has a current and legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or realize the asset and settle the liability simultaneously.

Goodwill

Goodwill is initially measured as the excess of the aggregate of the consideration transferred over the fair value of net identifiable assets acquired and liabilities assumed. Separately recognized goodwill is tested for impairment on an annual basis or when there is an indication of impairment. Impairment losses on goodwill are not reversed.

Revenue recognition

Revenue is recognized by applying the five-step model under IFRS 15. The Company recognizes revenue when, or as the goods or services are transferred to the control of the customer and performance obligations are satisfied. The Company's revenue is comprised of sales of its radar systems, radar components and engineering design and development services. The Company's revenue is recognized when control of the goods has been transferred, being when the goods are delivered to customers and when all performance obligations have been fulfilled. The amounts recognized as revenue represent the fair values of the considerations received or receivable from third parties on the sales of goods to customers, net of goods and services taxes and less returns, and discounts, at which time there are no conditions for the payment to become due other than the passage of time. For its engineering design and development services, revenue is recognized when the service has been rendered.

Income taxes

Income tax is recognized in profit or loss except to the extent that it relates to equity items, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences do not result in deferred tax assets or liabilities: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting profit (loss) nor taxable profit (loss); and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Parties are also considered to be related if they are subject to common control and related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Change in accounting policies

IFRS 9 Financial instruments

IFRS 9, Financial Instruments ("IFRS 9") sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

The following table presents the initial IAS 39 classification and the new IFRS 9 classification for all financial instruments held by the Company as at December 1, 2018.

	Original under IAS 39		New under IFRS 9
Financial assets and liabilities	Classification	Carrying Amount $	Classification	Carrying Amount $
Cash	FVTPL	2,743,694	Amortized cost	2,743,694
Due from related parties	Loans and receivables	7,400	Amortized cost	7,400
Accounts payable	Other financial liabilities	112,757	Amortized cost	112,757
Due to related parties	Other financial liabilities	3,000	Amortized cost	3,000
Loan payable	Other financial liabilities	51,184	Amortized cost	51,184

The adoption of this standard did not have any material impact to the Company's Financial Statements. The Company's policies and procedures surrounding the identification of credit risk and the recognition of credit losses comply with the requirements of this standard.

IFRS 15 Revenue from contracts with customers

IFRS 15, Revenue from Contracts with Customers ("IFRS 15") was issued to replace IAS 18 Revenue and IAS 11 Construction Contracts and related interpretations such as IFRIC 13 Customer Loyalty Programs. IFRS 15 introduces a single contract-based five-step model that applies to contracts with customers and two approaches for the recognition of revenue: at a point in time or over time. The five steps are: identify the contract(s) with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price, and recognize revenue when the performance obligation is satisfied. Revenue is recognized when a customer obtains control of a good or service and has the ability to direct the use and obtain the benefits from the good or service.

The Company has adopted IFRS 15 on the required effective date of December 1, 2018. The adoption of this standard did not have any impact on the Company's financial position as at December 1, 2018 or results of operations for the years ended November 30, 2019 and 2018.

Accounting standards, amendments and interpretations not yet effective

Certain new standards, interpretations and amendments to existing standards have been issued by the IASB or the IFRIC during the year but are not yet effective. Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

IFRS 16, Leases - IFRS 16 is a new standard that sets out the principles for recognition, measurement, presentation, and disclosure of leases including guidance for both parties to a contract, the lessee and the lessor.  The new standard eliminates the classification of leases as either operating or finance leases as is required by IAS 17 and instead introduces a single lessee accounting model.  IFRS 16 is applicable to annual reporting periods beginning on or after January 1, 2019.

IAS 1 - Presentation of Financial Statements ("IAS 1") and IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8") were amended in October 2018 to refine the definition of materiality and clarify its characteristics. The revised definition focuses on the idea that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier adoption is permitted. The Company is currently evaluating the potential impact of these amendments on the Company's consolidated financial statements.

IFRIC 23 - Uncertainty over Income Tax Treatments - clarifies the accounting for uncertainties in income taxes.  This Interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. In such a circumstance, an entity shall recognise and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this Interpretation.

The Company does not expect that the new and amended standards will have a significant impact on its Financial Statements.